Other Long-Term Receivable	12 Months Ended
Sep. 30, 2022
Other Long-Term Receivable [Abstract]
OTHER LONG-TERM RECEIVABLE

NOTE 10 – OTHER LONG-TERM RECEIVABLE

Other long-term receivable as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021
Escrow deposits for IPO proceeds	$400,000	$-
Long- term deposits for contracts performance	313,986	-
Other long-term receivables	109,130	-
Total	$823,116	$-